Derivative Liability (Details) - USD ($)	3 Months Ended		12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Jul. 31, 2019	Jul. 31, 2018
Derivative liabilities at beginning	$ 7,820,282	$ 0	$ 0	$ 0
Additions during the period	1,052,349		11,956,043
Change in fair value	1,836,208	0	(2,125,449)	0
Change due to exercise / redemptions	(1,911,484)		(2,010,312)
Derivative liabilities at end	8,797,354		7,820,282	0
Derivative Liability Convertible Notes
Derivative liabilities at beginning	4,156,196	0	0	0
Additions during the period	1,021,996		5,178,241
Change in fair value	(1,131,157)		988,267	0
Change due to exercise / redemptions	(1,875,052)		(2,010,312)
Derivative liabilities at end	2,171,983		4,156,196	0
Derivative Liability Warrants
Derivative liabilities at beginning	325,250	0	0	0
Additions during the period	30,353		353,464
Change in fair value	(66,456)		(28,214)	0
Change due to exercise / redemptions	(36,432)		0
Derivative liabilities at end	252,715		325,250	0
Derivative Liability Downside Protection
Derivative liabilities at beginning	3,338,836	$ 0	0	0
Additions during the period	0		6,424,338
Change in fair value	3,033,820		(3,085,502)	0
Change due to exercise / redemptions	0		0
Derivative liabilities at end	$ 6,372,656		$ 3,338,836	$ 0